Investment Objectives and Goals - NovaTide Flexible Allocation ETF	Sep. 12, 2025
Prospectus [Line Items]
Risk/Return [Heading]	NOVATIDE FLEXIBLE ALLOCATION ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The NovaTide Flexible Allocation ETF (the “Fund”) seeks capital appreciation.